PIMCO Funds

Supplement Dated November 15, 2013 to the

Asset Allocation Funds Institutional Class, Class P, Administrative Class, Class D, Class A, Class B,

Class C and Class R Prospectus dated July 31, 2013, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO Global Multi-Asset Fund (the “Fund”)

THIS SUPPLEMENT SUPERSEDES IN ITS ENTIRETY THE SUPPLEMENT

DATED NOVEMBER 15, 2013

Effective November 30, 2013, the Fund’s portfolio is jointly managed by Mohamed El-Erian, Vineer Bhansali and Curtis Mewbourne. Therefore, effective November 30, 2013, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly managed by Mohamed El-Erian, Vineer Bhansali and Curtis Mewbourne. All are Managing Directors of PIMCO. Dr. El-Erian is the Chief Executive Officer and Co-Chief Investment Officer of PIMCO. Dr. El-Erian, Mr. Mewbourne and Dr. Bhansali have managed the Fund since its inception in October 2008. Dr. El-Erian is responsible for overall portfolio construction. Mr. Mewbourne focuses on developing alpha strategies, and Dr. Bhansali focuses on developing risk management strategies.

In addition, effective November 30, 2013, disclosure concerning the co-portfolio managers of the Fund in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Global Multi-Asset**	Vineer Bhansali	10/08*

Managing Director, a Portfolio Manager, the firm-wide head of analytics for portfolio management, and a senior member of PIMCO’s portfolio management group. Dr. Bhansali joined PIMCO in 2000, previously having been associated with Credit Suisse First Boston as a vice president in proprietary fixed-income trading.

PIMCO RealRetirement® Income and Distribution		7/08
PIMCO RealRetirement® 2015		6/11*
PIMCO RealRetirement® 2020		7/08
PIMCO RealRetirement® 2025		6/11*
PIMCO RealRetirement® 2030		7/08
PIMCO RealRetirement® 2035		6/11*
PIMCO RealRetirement® 2040		7/08
PIMCO RealRetirement® 2045		2/12*
PIMCO RealRetirement® 2050		7/08

PIMCO Global Multi-Asset**	Mohamed El-Erian	10/08*

CEO and Co-CIO, PIMCO. Dr. El-Erian re-joined PIMCO in December 2007 after serving for 2 years as President and CEO of Harvard Management Company (HMC), the entity that manages Harvard University’s endowment and related accounts. He also served as a member of the faculty of Harvard Business School and as deputy treasurer of Harvard University. Dr. El-Erian initially joined PIMCO in 1999 and was a Managing Director and a senior member of PIMCO’s portfolio management and investment strategy group.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Global Multi-Asset**	Curtis Mewbourne	10/08*	Managing Director, PIMCO. Mr. Mewbourne is a Portfolio Manager and senior member of PIMCO’s portfolio management and strategy group, specializing in credit portfolios. He joined PIMCO in 1999.

*	Inception of the Fund.
**

Dr. El-Erian is responsible for overall portfolio construction for the PIMCO Global Multi-Asset Fund. Mr. Mewbourne focuses on developing alpha strategies, and Dr. Bhansali focuses on developing risk management strategies.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_111513

PIMCO Funds

Supplement dated November 15, 2013 to the

Statement of Additional Information dated July 31, 2013,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Global Multi-Asset Fund (the “Fund”)

THIS SUPPLEMENT SUPERSEDES IN ITS ENTIRETY THE SUPPLEMENT

DATED NOVEMBER 15, 2013

Effective November 30, 2013, the Fund’s portfolio is jointly managed by Mohamed El-Erian, Vineer Bhansali and Curtis Mewbourne. Therefore, effective November 30, 2013, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI.

In addition, effective November 30, 2013, the following sentence is added to the end of the paragraph immediately preceding the above table:

Effective November 30, 2013, the PIMCO Global Multi-Asset Fund is jointly managed by Mohamed El-Erian, Vineer Bhansali and Curtis Mewbourne.

Additionally, effective November 30, 2013, corresponding changes are made in the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP2_111513